UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-01436
                                  --------------------

                           Capstone Series Fund, Inc.
                           --------------------------
                          (Exact name of registrant as specified in charter)

5847 San Felipe, Suite 4100, Houston, TX                                  77057
-------------------------------------------------------------------------------
                     (Address of principal executive offices)         (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631
                                                   -------------

Date of fiscal year end: October 31
                        -----------

Date of reporting period: January 31, 2006
                         -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ([Section][Section] 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [Section] 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (2.5%)
AAR Corp.(b)                                            2,860       $    68,154
Applied Signal Technology, Inc.                         1,190            27,572
Armor Holdings, Inc.(b)                                 2,600           123,941
Cubic Corp.                                             1,860            41,459
Curtiss-Wright Corp.                                    1,890           112,153
DRS Technologies, Inc.                                  2,490           123,728
EDO Corp.                                               1,500            41,445
Engineered Support Systems, Inc.                        3,630           156,162
Esterline Technologies Corp.(b)                         2,180            90,187
Kaman Corp.                                             2,050            43,194
Mercury Computer Systems, Inc.(b)                       1,920            37,171
Moog, Inc.(b)                                           3,090           103,546
Teledyne Technologies, Inc.(b)                          2,870            93,792
Triumph Group, Inc.(b)                                  1,380            58,319
                                                                    -----------
                                                                      1,120,823
                                                                    -----------
AIR FREIGHT & LOGISTICS (0.4%)
EGL, Inc.(b)                                            2,820           115,366
Hub Group, Inc., Class A(b)                             1,810            76,654
                                                                    -----------
                                                                        192,020
                                                                    -----------
AIRLINES (0.5%)
Frontier Airlines, Inc.(b)                              2,690            18,077
Mesa Air Group, Inc.(b)                                 3,190            37,164
SkyWest, Inc.                                           5,150           150,276
                                                                    -----------
                                                                        205,517
                                                                    -----------
AUTO COMPONENTS (0.2%)
Standard Motor Products, Inc.                           1,670            17,585
Superior Industries International, Inc.                 2,200            51,040
                                                                    -----------
                                                                         68,625
                                                                    -----------
AUTOMOBILES (0.1%)
Coachmen Industries, Inc.                               1,560            19,718
Monaco Coach Corp.                                      2,780            37,642
                                                                    -----------
                                                                         57,360
                                                                    -----------
BEVERAGES (0.2%)
Hansen Natural Corp.(b)                                 1,060            93,068
                                                                    -----------
BIOTECHNOLOGY (0.3%)
ArQule, Inc.(b)                                         4,050            21,789
Cambrex Corp.                                           1,850            40,903
Enzo Biochem, Inc.(b)                                   1,990            25,950
Savient Pharmaceuticals, Inc.(b)                        7,460            33,346
                                                                    -----------
                                                                        121,988
                                                                    -----------
BUILDING PRODUCTS (1.5%)
Apogee Enterprises, Inc.                                2,690            49,657
Drew Industries, Inc.(b)                                1,450            54,593
ElkCorp                                                 1,640            57,679
Griffon Corp.(b)                                        2,340            55,224
Lennox International, Inc.                              4,880           155,915
NCI Building Systems, Inc.(b)                           1,930            97,851
Simpson Manufacturing Co., Inc.                         3,250           125,743
Universal Forest Products, Inc.                         1,500            85,905
                                                                    -----------
                                                                        682,567
                                                                    -----------

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
CAPITAL MARKETS (0.6%)
Investment Technology Group, Inc.(b)                    3,620       $   162,827
Piper Jaffray Cos., Inc.(b)                             1,820            81,591
SWS Group, Inc.                                         1,800            41,814
                                                                    -----------
                                                                        286,232
                                                                    -----------
CHEMICALS (1.2%)
A. Schulman, Inc.                                       2,620            64,583
Arch Chemicals, Inc.                                    2,000            62,000
Georgia Gulf Corp.                                      2,900            99,179
H.B. Fuller Co.                                         2,430            91,830
MacDermid, Inc.                                         2,330            70,250
Material Sciences Corp.(b)                              1,250            17,375
OM Group, Inc.(b)                                       2,370            50,979
Penford Corp.                                             890            13,893
PolyOne Corp.(b)                                        7,850            56,206
Quaker Chemical Corp.                                     880            17,521
Wellman, Inc.                                           2,770            19,667
                                                                    -----------
                                                                        563,483
                                                                    -----------
COMMERCIAL BANKS (4.4%)
Boston Private Financial Holdings, Inc.                 3,120            95,285
Central Pacific Financial Corp.                         3,260           119,968
Chittenden Corp.                                        4,410           125,112
Community Bank System, Inc.                             2,430            56,522
Fidelity Bankshares, Inc.                               1,910            65,074
First Bancorp                                           6,380            81,536
First Republic Bank                                     2,390            90,724
Franklin Bank Corp.(b)                                  1,620            27,961
Gold Banc Corp., Inc.                                   3,130            56,841
Irwin Financial Corp.                                   1,860            39,841
Prosperity Bancshares, Inc.                             2,080            60,590
Provident Bankshares Corp.                              3,530           129,657
Republic Bancorp, Inc.                                  6,270            81,197
South Financial Group, Inc.                             6,520           170,042
Sterling Bancshares, Inc.                               3,720            62,310
Sterling Financial Corp.                                2,855            79,997
Susquehanna Bancshares, Inc.                            4,140            99,940
Umpqua Holdings Corp.                                   4,050           114,129
United Bankshares, Inc.                                 4,110           153,180
Whitney Holding Corp.                                   5,590           183,910
Wintrust Financial Corp.                                2,540           136,398
                                                                    -----------
                                                                      2,030,214
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES (3.9%)
ABM Industries, Inc.                                    3,820            73,000
Administaff, Inc.                                       1,970            84,789
Angelica Corp.                                            760            13,110
Bowne & Co., Inc.                                       3,340            50,300
Brady Corp.                                             4,250           169,022
CDI Corp.                                               1,340            36,542
Central Parking Corp.                                   2,020            29,795
Coinstar, Inc.(b)                                       2,180            54,282
Consolidated Graphics, Inc.(b)                          1,020            52,387
G & K Services, Inc.                                    1,950            77,493
Gevity HR, Inc.                                         2,370            65,057
Healthcare Services Group                               2,110            41,293
Heidrick & Struggles International, Inc.(b)             1,670            56,045
John H. Harland Co.                                     2,660            99,298

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Labor Ready, Inc.(b)                                    4,480       $   104,339
Mobile Mini, Inc.(b)                                    1,330            66,128
NCO Group, Inc.(b)                                      2,710            46,151
On Assignment, Inc.(b)                                  1,850            22,996
School Specialty, Inc.(b)                               1,990            74,725
SOURCECORP, Inc.(b)                                     1,400            36,848
Spherion Corp.(b)                                       5,590            62,608
Standard Register Co.                                     550             9,983
United Stationers, Inc.(b)                              2,990           149,589
Volt Information Sciences, Inc.(b)                        930            22,766
Waste Connections, Inc.(b)                              4,040           141,158
Watson Wyatt & Co. Holdings                             3,530           107,453
                                                                    -----------
                                                                      1,747,157
                                                                    -----------
COMMUNICATIONS EQUIPMENT (1.2%)
Bel Fuse, Inc.                                          1,020            37,985
Belden CDT, Inc.                                        3,440            93,225
Black Box Corp.                                         1,440            72,907
C-COR, Inc.(b)                                          1,770            11,310
Digi International, Inc.(b)                             2,340            26,512
Ditech Communications Corp.(b)                          3,280            29,881
Harmonic, Inc.(b)                                       4,740            26,165
Inter-Tel, Inc.                                         1,980            42,926
NETGEAR, Inc.(b)                                        2,690            48,743
Network Equipment Technologies, Inc.(b)                 3,670            15,377
PC-Tel, Inc.(b)                                         2,860            27,256
Symmetricom, Inc.(b)                                    4,570            45,197
Tollgrade Communications, Inc.(b)                       1,550            18,073
ViaSat, Inc.(b)                                         2,060            51,912
                                                                    -----------
                                                                        547,469
                                                                    -----------
COMPUTERS & PERIPHERALS (1.2%)
Adaptec, Inc.(b)                                       10,580            57,555
Avid Technology, Inc.(b)                                3,350           166,394
Hutchinson Technology, Inc.(b)                          2,210            61,173
Komag, Inc.(b)                                          2,450           115,297
SBS Technologies, Inc.(b)                               2,090            23,847
Secure Computing Corp.(b)                               3,700            53,872
Synaptics, Inc.(b)                                      1,950            53,664
                                                                    -----------
                                                                        531,802
                                                                    -----------
CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group, Inc.(b)                                    1,370           112,367
Insituform Technologies, Inc.(b)                        2,440            62,000
Shaw Group, Inc.(b)                                     6,600           235,093
URS Corp.(b)                                            3,750           160,425
                                                                    -----------
                                                                        569,885
                                                                    -----------
CONSTRUCTION MATERIALS (1.0%)
Florida Rock Industries, Inc.                           3,940           212,997
Headwaters, Inc.(b)                                     3,630           125,235
Texas Industries, Inc.                                  2,020           108,696
                                                                    -----------
                                                                        446,928
                                                                    -----------
CONSUMER FINANCE (0.4%)
Cash America International, Inc.                        2,500            66,225
Portfolio Recovery Associates, Inc.(b)                  1,390            68,458
Rewards Network, Inc.(b)                                2,400            16,560
World Acceptance Corp.(b)                               1,600            45,376
                                                                    -----------
                                                                        196,619
                                                                    -----------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                        3,090           174,400
Caraustar Industries, Inc.(b)                           2,700            29,376
Chesapeake Corp.                                        1,640            25,420

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Myers Industries, Inc.                                  2,810       $    42,150
Rock-Tenn Co.                                           3,150            44,037
                                                                    -----------
                                                                        315,383
                                                                    -----------
DISTRIBUTORS (0.5%)
Audiovox Corp.(b)                                       2,070            30,967
Brightpoint, Inc.(b)                                    3,435            77,597
Building Materials Holding Corp.                        1,240            98,171
                                                                    -----------
                                                                        206,735
                                                                    -----------
DIVERSIFIED CONSUMER SERVICES (0.1%)
Pre-Paid Legal Services, Inc.                             960            36,662
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal Corp.                                 1,640            73,390
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Commonwealth Telephone Enterprises, Inc.                1,720            57,396
General Communication, Inc.(b)                          4,710            51,104
                                                                    -----------
                                                                        108,500
                                                                    -----------
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.                                            2,830           125,341
Central Vermont Public Service Corp.                    1,050            20,318
Cleco Corp.                                             4,250            93,203
El Paso Electric Co.(b)                                 4,000            81,920
Green Mountain Power Corp.                                410            12,341
UIL Holdings Corp.                                      1,310            63,325
Unisource Energy Corp.                                  3,080            95,264
                                                                    -----------
                                                                        491,712
                                                                    -----------
ELECTRICAL EQUIPMENT (2.0%)
A.O. Smith Corp.                                        1,920            82,733
Acuity Brands, Inc.                                     3,980           150,802
Artesyn Technologies, Inc.(b)                           4,090            41,227
Baldor Electric Co.                                     2,740            81,871
C&D Technologies, Inc.                                  1,490            12,367
MagneTek, Inc.(b)                                       3,870            15,674
Regal-Beloit Corp.                                      2,560            94,438
Roper Industries, Inc.                                  7,340           296,168
Vicor Corp.                                             1,330            22,544
Woodward Governor Co.                                     910            85,131
                                                                    -----------
                                                                        882,955
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.4%)
Aeroflex, Inc.(b)                                       7,030            84,993
Agilysys, Inc.                                          2,800            59,360
Anixter International, Inc.                             2,810           130,075
Bell Microproducts, Inc.(b)                             3,250            20,670
Benchmark Electronics, Inc.(b)                          3,640           132,969
Checkpoint Systems, Inc.(b)                             3,070            82,798
Cognex Corp.                                            4,090           119,346
Coherent, Inc.(b)                                       2,700            83,592
CTS Corp.                                               3,650            44,932
Daktronics, Inc.                                        1,260            38,291
Electro Scientific Industries, Inc.(b)                  2,520            64,184
FLIR Systems, Inc.(b)                                   5,520           130,824
Gerber Scientific, Inc.(b)                              2,440            27,133
Global Imaging Systems, Inc.(b)                         1,970            69,659
Itron, Inc.(b)                                          2,090           100,048
Keithley Instruments, Inc.                              1,550            23,715
Littelfuse, Inc.(b)                                     2,070            61,169
Methode Electronics, Inc.                               3,700            45,510
MTS Systems Corp.                                       1,690            61,939
Park Electrochemical Corp.                              1,820            51,470

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Paxar Corp.(b)                                          3,300       $    66,726
Photon Dynamics, Inc.(b)                                1,640            35,932
Planar Systems, Inc.(b)                                 1,980            27,364
RadiSys Corp.(b)                                        1,890            33,982
Rogers Corp.(b)                                         1,540            72,549
ScanSource, Inc.(b)                                     1,030            60,574
Technitrol, Inc.                                        3,000            61,080
Trimble Navigation Ltd.(b)                              4,540           181,691
X-Rite, Inc.                                            2,260            26,871
                                                                    -----------
                                                                      1,999,446
                                                                    -----------
ENERGY EQUIPMENT & SERVICES (4.3%)
Atwood Oceanics, Inc.(b)                                1,100           106,843
Cal Dive International, Inc.(b)                         6,200           260,276
CARBO Ceramics, Inc.                                    1,570           105,771
Dril-Quip, Inc.(b)                                        680            42,820
Hydril Co.(b)                                           1,550           127,643
Input/Output, Inc.(b)                                   4,600            36,202
Lone Star Technologies, Inc.(b)                         2,500           142,250
Maverick Tube Corp.(b)                                  3,560           170,346
Oceaneering International, Inc.(b)                      2,280           135,455
Offshore Logistics, Inc.(b)                             2,150            77,185
SEACOR Holdings, Inc.(b)                                1,850           137,418
TETRA Technologies, Inc.(b)                             3,040           120,627
Unit Corp.(b)                                           3,800           226,860
Veritas DGC, Inc.(b)                                    2,940           132,476
W-H Energy Services, Inc.(b)                            2,380           114,906
                                                                    -----------
                                                                      1,937,078
                                                                    -----------
FOOD & STAPLES RETAILING (0.8%)
Casey's General Stores, Inc.                            4,440           112,998
Great Atlantic & Pacific Tea Co., Inc.(b)               1,670            52,154
Longs Drug Stores Corp.                                 2,500            87,475
Nash Finch Co.                                          1,080            31,968
Performance Food Group Co.(b)                           3,480            95,944
                                                                    -----------
                                                                        380,539
                                                                    -----------
FOOD PRODUCTS (1.5%)
American Italian Pasta Co.                              1,590             5,804
Corn Products International, Inc.                       5,980           163,075
Flowers Foods, Inc.                                     4,540           124,895
Hain Celestial Group, Inc.(b)                           2,760            64,336
J & J Snack Foods Corp.                                 1,240            37,547
Lance, Inc.                                             2,380            51,551
Peet's Coffee & Tea, Inc.(b)                            1,120            34,518
Ralcorp Holdings, Inc.(b)                               2,660           104,538
Sanderson Farms, Inc.                                   1,290            36,120
Treehouse Foods, Inc.(b)                                2,560            50,304
                                                                    -----------
                                                                        672,688
                                                                    -----------
GAS UTILITIES (2.7%)
Atmos Energy Corp.                                      6,950           182,646
Cascade Natural Gas Corp.                               1,000            20,140
Laclede Group, Inc.                                     1,790            58,390
New Jersey Resources Corp.                              3,340           151,803
Northwest Natural Gas Co.                               2,930           104,279
Piedmont Natural Gas Co., Inc.                          6,780           164,415
South Jersey Industries, Inc.                           2,400            70,560
Southern Union Co.(b)                                   8,050           202,859
Southwest Gas Corp.                                     3,460            95,669
UGI Corp.                                               7,440           159,737
                                                                    -----------
                                                                      1,210,498
                                                                    -----------

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
HEALTH CARE EQUIPMENT & SUPPLIES (6.6%)
American Medical Systems Holdings, Inc.(b)              5,530       $   125,310
Analogic Corp.                                          1,220            67,710
ArthroCare Corp.(b)                                     2,160            96,746
BioLase Technology, Inc.                                1,450            11,020
Biosite, Inc.(b)                                        1,510            75,379
CNS, Inc.                                               1,240            27,119
CONMED Corp.(b)                                         2,570            60,755
Cooper Cos., Inc.                                       3,620           200,657
Cyberonics, Inc.(b)                                     1,890            56,719
Datascope Corp.                                         1,180            41,418
Diagnostic Products Corp.                               2,050           104,140
DJ Orthopedics, Inc.(b)                                 1,860            61,064
Greatbatch, Inc.(b)                                     1,990            51,820
Haemonetics Corp.(b)                                    2,350           122,200
Hologic, Inc.(b)                                        3,620           186,285
ICU Medical, Inc.(b)                                    1,260            45,410
IDEXX Laboratories, Inc.(b)                             2,710           208,182
Immucor, Inc.(b)                                        3,920           117,796
Integra LifeSciences Holdings(b)                        1,640            63,960
Intermagnetics General Corp.(b)                         2,180            87,941
Invacare Corp.                                          2,760            95,468
Kensey Nash Corp.(b)                                    1,030            25,142
Laserscope(b)                                           1,620            43,691
Mentor Corp.                                            3,230           145,350
Merit Medical Systems, Inc.(b)                          2,520            35,557
Osteotech, Inc.(b)                                      2,440            13,200
PolyMedica Corp.                                        2,130            84,604
Possis Medical, Inc.(b)                                 1,820            17,836
ResMed, Inc.(b)                                         5,900           232,696
Respironics, Inc.(b)                                    6,120           220,504
SurModics, Inc.(b)                                      1,400            51,632
Sybron Dental Specialties, Inc.(b)                      3,420           145,692
Theragenics Corp.(b)                                    4,360            16,045
Viasys Healthcare, Inc.(b)                              2,660            75,331
Vital Signs, Inc.                                         570            29,247
                                                                    -----------
                                                                      3,043,626
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Amedisys, Inc.(b)                                       1,360            61,676
AMERIGROUP Corp.(b)                                     4,240            94,637
AmSurg Corp.(b)                                         2,420            52,490
Centene Corp.(b)                                        3,650            95,959
Cerner Corp.(b)                                         5,120           230,400
Chemed Corp.                                            2,250           119,610
Cross Country Healthcare, Inc.(b)                       2,300            45,448
Dendrite International, Inc.(b)                         3,820            55,466
Gentiva Health Services, Inc.(b)                        2,100            39,879
Hooper Holmes, Inc.                                     6,100            21,350
LCA-Vision, Inc.                                        1,750            98,298
Odyssey Healthcare, Inc.(b)                             3,070            62,567
Owens & Minor, Inc.                                     3,380           105,794
PAREXEL International Corp.(b)                          2,380            58,024
Pediatrix Medical Group, Inc.(b)                        2,080           182,374
Per-Se Technologies, Inc.(b)                            2,551            63,449
Pharmaceutical Product Development, Inc.                4,150           287,096
Quality Systems, Inc.                                     720            63,720
RehabCare, Inc.(b)                                      1,390            26,660
SFBC International, Inc.(b)                             1,590            35,060
Sunrise Senior Living, Inc.(b)                          3,220           117,047
United Surgical Partners International, Inc.(b)         3,810           147,676
                                                                    -----------
                                                                      2,064,680
                                                                    -----------

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
HOTELS, RESTAURANTS & LEISURE (3.0%)
CEC Entertainment, Inc.(b)                              3,200       $   115,264
IHOP Corp.                                              1,830            89,981
Jack In the Box, Inc.(b)                                3,140           124,846
Landry's Restaurants, Inc.                              1,750            53,620
Lone Star Steakhouse & Saloon, Inc.                     1,660            44,969
Marcus Corp.                                            2,540            61,138
O'Charley's, Inc.(b)                                    1,920            33,235
P.F. Chang's China Bistro, Inc.(b)                      2,410           123,537
Panera Bread Co.(b)                                     2,660           181,145
Papa John's International, Inc.(b)                      2,260            78,490
RARE Hospitality International, Inc.(b)                 3,110            98,121
Red Robin Gourmet Burgers, Inc.(b)                      1,350            53,582
Ryan's Restaurant Group, Inc.(b)                        3,400            44,438
Sonic Corp.(b)                                          5,020           145,329
Steak n Shake Co.(b)                                    2,480            45,483
Triarc Cos., Inc., Class B                              3,980            65,909
                                                                    -----------
                                                                      1,359,087
                                                                    -----------
HOUSEHOLD DURABLES (2.0%)
Bassett Furniture Industries, Inc.                      1,110            21,645
Ethan Allen Interiors, Inc.                             3,100           131,781
Interface, Inc.(b)                                      4,620            43,428
La-Z-Boy, Inc.                                          4,480            73,203
Libbey, Inc.                                            1,180            12,909
M.D.C. Holdings, Inc.                                   2,770           175,757
Meritage Homes Corp.(b)                                 1,990           120,395
National Presto Industries, Inc.                          650            30,420
Russ Berrie & Co., Inc.                                 1,550            19,623
Skyline Corp.                                             800            32,688
Standard-Pacific Corp.                                  5,870           228,343
                                                                    -----------
                                                                        890,192
                                                                    -----------
HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands, Inc.(b)                                3,250            61,457
WD-40 Co.                                               1,360            42,718
                                                                    -----------
                                                                        104,175
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                             1,030            31,848
Tredegar Corp.                                          2,760            41,206
                                                                    -----------
                                                                         73,054
                                                                    -----------
INSURANCE (3.4%)
Delphi Financial Group, Inc.                            2,860           136,308
Hilb, Rogal & Hobbs Co.                                 3,320           129,082
Infinity Property & Casualty Corp.                      1,850            71,373
LandAmerica Financial Group, Inc.                       1,570           103,589
Philadelphia Consolidated Holding Corp.(b)              1,620           157,382
Presidential Life Corp.                                 2,210            47,449
ProAssurance Corp.(b)                                   2,880           147,427
RLI Corp.                                               2,010           109,847
SCPIE Holdings, Inc.(b)                                 1,110            26,340
Selective Insurance Group, Inc.                         2,570           149,060
Stewart Information Services Corp.                      1,660            88,727
UICI                                                    3,330           121,645
United Fire & Casualty Co.                              1,750            71,785
Zenith National Insurance Co.                           3,265           180,521
                                                                    -----------
                                                                      1,540,535
                                                                    -----------

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
INTERNET & CATALOG RETAIL (0.3%)
Insight Enterprises, Inc.(b)                            4,010       $    83,849
J. Jill Group, Inc.(b)                                  1,630            31,443
                                                                    -----------
                                                                        115,292
                                                                    -----------
INTERNET SOFTWARE & SERVICES (1.0%)
Blue Coat Systems, Inc.(b)                              1,020            41,810
Digital Insight Corp.(b)                                2,950           105,816
InfoSpace, Inc.(b)                                      2,200            51,942
J2 Global Communications, Inc.(b)                       2,100           100,275
Miva, Inc.(b)                                           2,930            15,822
Open Solutions, Inc.(b)                                 1,640            42,624
Webex Communications, Inc.(b)                           3,090            75,025
                                                                    -----------
                                                                        433,314
                                                                    -----------
IT SERVICES (2.1%)
CACI International, Inc.(b)                             2,550           145,605
Carreker Corp.(b)                                       2,960            16,665
Ciber, Inc.(b)                                          5,340            33,535
eFunds Corp.(b)                                         3,930            92,669
Global Payment, Inc.                                    5,440           277,060
Intrado, Inc.(b)                                        1,470            37,397
iPayment Holdings, Inc.(b)                              1,230            51,217
Keane, Inc.(b)                                          3,200            34,656
ManTech International Corp.(b)                          1,740            48,650
MAXIMUS, Inc.                                           1,760            68,851
Pegasus Solutions, Inc.(b)                              2,130            19,064
StarTek, Inc.                                           1,290            26,187
TALX Corp.                                              2,745            86,028
                                                                    -----------
                                                                        937,584
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Arctic Cat, Inc.                                        1,470            34,280
JAKKS Pacific, Inc.(b)                                  2,350            53,368
K2, Inc.(b)                                             3,080            36,652
MarineMax, Inc.(b)                                      1,380            43,429
Meade Instruments Corp.(b)                              3,650            11,644
Nautilus Group, Inc.                                    2,800            45,780
Sturm, Ruger & Co., Inc.                                2,580            18,266
                                                                    -----------
                                                                        243,419
                                                                    -----------
MACHINERY (5.2%)
A.S.V., Inc.(b)                                         1,540            50,820
Albany International Corp.                              2,950           109,150
Astec Industries, Inc.(b)                               1,580            60,751
Barnes Group, Inc.                                      1,730            65,515
Briggs & Stratton Corp.                                 4,680           162,817
CLARCOR, Inc.                                           4,410           150,293
EnPro Industries, Inc.(b)                               1,920            58,906
Gardner Denver, Inc.(b)                                 2,320           122,728
IDEX Corp.                                              4,690           215,740
JLG Industries, Inc.                                    4,270           232,629
Kaydon Corp.                                            2,490            83,266
Lindsay Manufacturing Co.                               1,140            28,454
Lydall, Inc.(b)                                         1,770            15,930
Manitowoc Co., Inc.                                     2,570           170,905
Mueller Industries, Inc.                                2,970            86,219
Oshkosh Truck Corp.                                     6,320           311,638
Robbins & Myers, Inc.                                   1,190            28,060
Stewart & Stevenson Services, Inc.                      2,540            65,964
Toro Co.                                                3,900           172,419
Valmont Industries, Inc.                                1,520            60,876
Wabash National Corp.                                   2,690            57,378
Watts Water Technologies, Inc.                          2,560            86,221
Wolverine Tube, Inc.(b)                                 1,690             8,940
                                                                    -----------
                                                                      2,405,619
                                                                    -----------

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
MARINE (0.3%)
Kirby Corp.(b)                                          2,520       $   141,448
                                                                    -----------
MEDIA (0.3%)
4Kids Entertainment, Inc.(b)                            1,330            22,836
ADVO, Inc.                                              2,680            88,119
Thomas Nelson, Inc.                                     1,240            31,868
                                                                    -----------
                                                                        142,823
                                                                    -----------
METALS & MINING (3.3%)
A.M. Castle & Co.(b)                                      940            28,341
Aleris International, Inc.(b)                           2,630           109,461
AMCOL International Corp.                               2,220            59,896
Brush Engineered Materials, Inc.(b)                     1,890            40,692
Carpenter Technology Corp.                              1,830           165,725
Century Aluminum Co.(b)                                 2,020            68,842
Chaparral Steel Co.(b)                                  1,910            78,406
Cleveland Cliffs, Inc.                                  1,780           191,972
Commercial Metals Co.                                   4,890           231,443
Quanex Corp.                                            2,130           132,294
Reliance Steel & Aluminum Co.                           2,280           181,260
RTI International Metals, Inc.(b)                       1,960            88,690
Ryerson Tull, Inc.                                      2,190            67,627
Steel Technologies, Inc.                                1,040            30,274
                                                                    -----------
                                                                      1,474,923
                                                                    -----------
MULTI-UTILITIES (0.3%)
Avista Corp.                                            3,870            73,956
CH Energy Group, Inc.                                   1,370            64,253
                                                                    -----------
                                                                        138,209
                                                                    -----------
MULTILINE RETAIL (0.1%)
Fred's, Inc.                                            3,490            55,421
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS (4.4%)
Cabot Oil & Gas Corp.                                   4,050           208,859
Cimarex Energy Co.(b)                                   6,850           312,085
Frontier Oil Corp.                                      4,590           217,520
Lufkin Industries, Inc.                                 1,200            80,880
Massey Energy Co.                                       6,240           257,400
Occidental Petroleum Corp.                              1,865           182,210
Penn Virginia Corp.                                     1,570           102,709
Petroleum Development Corp.(b)                          1,030            44,146
Remington Oil & Gas Corp.(b)                            2,080            93,184
St. Mary Land & Exploration Co.                         4,750           207,290
Stone Energy Corp.(b)                                   2,260           113,023
Swift Energy Co.(b)                                     2,410           119,102
World Fuel Services Corp.                               2,380            82,015
                                                                    -----------
                                                                      2,020,423
                                                                    -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(b)                           3,050            28,731
Deltic Timber Corp.                                     1,200            63,612
Neenah Paper, Inc.                                      1,510            44,243
Pope & Talbot, Inc.                                     1,750            14,350
Wausau-Mosinee Paper Corp.                              4,590            58,523
                                                                    -----------
                                                                        209,459
                                                                    -----------
PERSONAL PRODUCTS (0.3%)
Natures Sunshine Products, Inc.                         1,280            22,605
NBTY, Inc.(b)                                           4,980           103,036
                                                                    -----------
                                                                        125,641
                                                                    -----------
PHARMACEUTICALS (1.0%)
Alpharma, Inc.                                          3,500           117,074
Bradley Pharmaceuticals, Inc.(b)                        1,650            19,355
Connetics Corp.(b)                                      3,110            46,588

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Medicis Pharmaceutical Corp.                            4,550       $   140,640
MGI Pharma, Inc.(b)                                     6,350           105,855
Noven Pharmaceuticals, Inc.(b)                          2,190            34,230
                                                                    -----------
                                                                        463,742
                                                                    -----------
REAL ESTATE (2.6%)
Colonial Properties Trust                               5,430           250,974
Commercial Net Lease Realty                             5,310           121,758
Eastgroup Properties, Inc.                              2,840           134,105
Entertainment Properties Trust                          3,060           132,988
Glenborough Realty Trust, Inc.                          3,240            63,763
Lexington Corp. Properties Trust                        4,870           108,114
New Century Financial Corp.                             4,860           190,658
Parkway Properties, Inc.                                1,790            75,753
Sovran Self Storage, Inc.                               2,090           103,518
                                                                    -----------
                                                                      1,181,631
                                                                    -----------
ROAD & RAIL (1.1%)
Arkansas Best Corp.                                     2,440           104,456
Heartland Express, Inc.                                 5,250           122,273
Kansas City Southern(b)                                 6,570           170,688
Old Dominion Freight Line, Inc.(b)                      2,775            79,199
                                                                    -----------
                                                                        476,616
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Actel Corp.(b)                                          2,730            41,441
Advanced Energy Industries, Inc.(b)                     1,930            30,282
Atmi, Inc.(b)                                           3,360           112,896
Axcelis Technologies, Inc.(b)                           9,490            59,977
Brooks Automation, Inc.(b)                              6,870           115,828
Cohu, Inc.                                              1,930            54,716
Cymer, Inc.(b)                                          2,950           133,163
DSP Group, Inc.(b)                                      2,690            78,952
ESS Technology, Inc.(b)                                 5,260            21,040
Exar Corp.(b)                                           3,470            46,741
FEI Co.(b)                                              2,400            55,392
Kopin Corp.(b)                                          7,070            33,653
Microsemi Corp.(b)                                      5,010           152,504
Pericom Semiconductor Corp.(b)                          3,690            35,793
Photronics, Inc.(b)                                     3,690            66,568
Power Integrations, Inc.(b)                             2,770            73,377
Rudolph Technologies, Inc.(b)                           1,670            25,534
Skyworks Solutions, Inc.(b)                            13,800            72,864
Standard Microsystems Corp.(b)                          1,780            61,303
Supertex, Inc.(b)                                       1,020            30,590
Ultratech, Inc.(b)                                      1,720            33,024
Varian Semiconductor Equipment Associates, Inc.(b)      3,140           155,524
Veeco Instruments, Inc.(b)                              1,840            40,020
                                                                    -----------
                                                                      1,531,182
                                                                    -----------
SOFTWARE (3.4%)
Altiris, Inc.(b)                                        2,140            41,837
ANSYS, Inc.(b)                                          2,650           116,229
Captaris, Inc.(b)                                       4,230            16,370
Catapult Communications Corp.(b)                        1,080            12,830
EPIQ Systems, Inc.(b)                                     840            18,732
Factset Research Systems, Inc.                          2,580           102,890
FileNet Corp.(b)                                        3,650           102,419
Hyperion Solutions Corp.(b)                             5,050           173,770
Internet Security Systems, Inc.(b)                      3,420            72,914
JDA Software Group, Inc.(b)                             2,680            41,084
Kronos, Inc.(b)                                         2,640           103,752
Manhattan Associates, Inc.(b)                           2,610            56,794

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
MapInfo Corp.(b)                                        2,150       $    30,380
MICROS Systems, Inc.(b)                                 3,240           149,525
MRO Software, Inc.(b)                                   2,200            33,748
Napster, Inc.(b)                                        5,450            21,310
Phoenix Technologies Ltd.(b)                            2,930            20,071
Progress Software Corp.(b)                              3,650           104,974
Radiant Systems, Inc.(b)                                1,660            23,240
SERENA Software, Inc.(b)                                2,510            59,261
Sonic Solutions(b)                                      1,910            31,993
SPSS, Inc.(b)                                           1,440            46,426
THQ, Inc.(b)                                            5,430           142,538
                                                                    -----------
                                                                      1,523,087
                                                                    -----------
SPECIALTY RETAIL (4.3%)
Aaron Rents, Inc.                                       3,670            88,264
Burlington Coat Factory Warehouse Corp.                 1,610            71,935
Cato Corp.                                              2,680            57,861
Children's Place Retail Stores, Inc.(b)                 1,870            81,887
Christopher & Banks Corp.                               3,110            61,547
Cost Plus, Inc.(b)                                      1,850            36,168
Dress Barn, Inc.(b)                                     1,990            91,819
Finish Line, Inc., Class A                              3,890            69,826
Genesco, Inc.(b)                                        2,020            78,679
Group 1 Automotive, Inc.(b)                             1,930            66,546
Guitar Center, Inc.(b)                                  2,270           121,854
Gymboree Corp.(b)                                       2,780            68,499
Hancock Fabrics, Inc.                                   2,230            10,169
Haverty Furniture Cos., Inc.                            1,930            28,680
Hot Topic, Inc.(b)                                      3,830            54,999
Jo-Ann Stores, Inc.(b)                                  1,900            24,947
Jos. A. Bank Clothiers, Inc.(b)                         1,050            53,834
Lenox Group, Inc.(b)                                    1,430            19,520
Linens 'n Things, Inc.(b)                               3,720           102,709
Men's Wearhouse, Inc.(b)                                4,570           156,156
Movie Gallery, Inc.                                     2,400            13,080
Pep Boys - Manny, Moe & Jack, Inc.                      4,790            74,724
Sonic Automotive, Inc.                                  2,840            66,825
Stage Stores, Inc.                                      2,235            66,357
Stein Mart, Inc.                                        2,560            42,445
Too, Inc.(b)                                            2,810            81,293
Tractor Supply Co.(b)                                   2,880           147,109
Zale Corp.(b)                                           4,240           103,922
                                                                    -----------
                                                                      1,941,654
                                                                    -----------
STEEL (0.2%)
NS Group, Inc.(b)                                       1,750            79,100
                                                                    -----------
TEXTILES APPAREL & LUXURY GOODS (1.9%)
Ashworth, Inc.(b)                                       1,380            11,730
Brown Shoe Company, Inc.                                1,600            72,032
Fossil, Inc.(b)                                         4,440           105,228
K-Swiss, Inc.                                           2,500            79,125
Kellwood Co.                                            2,310            55,925
Oxford Industries, Inc.                                 1,350            61,304
Phillips-Van Heusen Corp.                               3,230           116,700
Quiksilver, Inc.(b)                                     9,880           138,517
Russell Corp.                                           2,750            42,020
Stride Rite Corp.                                       3,390            49,053
Wolverine World Wide, Inc.                              4,930           118,567
                                                                    -----------
                                                                        850,201
                                                                    -----------
THRIFTS & MORTGAGE FINANCE (1.9%)
Anchor BanCorp of Wisconsin, Inc.                       1,600            49,808
BankAtlantic Bancorp, Inc.                              4,470            62,580

CAPSTONE SERIES FUND, INC.
CAPSTONE GROWTH FUND

Schedule of Portfolio Investments
January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
BankUnited Financial Corp.                              2,320       $    65,192
Brookline Bancorp, Inc.                                 5,130            76,899
Dime Community Bancshares, Inc.                         2,650            39,194
Downey Financial Corp.                                  1,940           127,031
FirstFed Financial Corp.(b)                             1,670           104,709
Flagstar Bancorp, Inc.                                  3,430            52,067
Fremont General Corp.                                   5,800           142,100
MAF Bancorp, Inc.                                       3,160           135,848
                                                                    -----------
                                                                        855,428
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS (1.2%)
Applied Industrial Technologies, Inc.                   2,390           101,575
Hughes Supply, Inc.                                     5,550           255,855
Lawson Products, Inc.                                     590            24,922
Watsco, Inc.                                            2,080           147,139
                                                                    -----------
                                                                        529,491
                                                                    -----------
WATER UTILITIES (0.1%)
American States Water Co.                               1,490            46,935
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Comtech Telecommunications Corp.(b)                     1,730            55,135
                                                                    -----------
TOTAL COMMON STOCKS                                                  44,830,469
                                                                    -----------
SHORT-TERM INVESTMENTS (1.0%)
AIM Short Term Prime Money Market, 4.40%(c)            18,496            18,496
Fifth Third Institutional Government
Money Market Fund, 4.11%(c)                           435,901           435,901
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS                                            454,397
                                                                    -----------

TOTAL INVESTMENTS (COST $41,731,095)(a) - 100.1%                    $45,284,866
                                                                    ===========

--------------

Percentages indicated are based on net assets as of January 31, 2006.

(a) Cost for federal income tax purposes is $41,754,665. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                 $ 5,135,361
Unrealized depreciation                  (1,605,160)
                                        -----------
Net unrealized appreciation             $ 3,530,201
                                        ===========

(b)   Represents non-income producing security.
(c)   Rate shown represents the rate as of January 31, 2006.

SEE ACCOMPANYING NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
Capstone Series Fund, Inc.
January 31, 2006
(Unaudited)

1. ORGANIZATION:

      The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is Registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company. On January 22, 2002, the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was redesignated Capstone Growth Fund. The Company currently consists of one diversified series: Capstone Growth Fund (the "Fund") The Fund's investment objective is to seek long-term capital appreciation. It invests primarily in common stocks that represent a broad spectrum in the economy. Effective February 28, 2006, the Fund's name has been changed to Steward Small-Cap Equity Fund. The Fund's investment objective did not change.

2. SIGNIFICANT ACCOUNTING POLICIES:

      The preparation of the schedule of portfolio investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the report. Actual results could differ from those estimates.

3. PORTFOLIO VALUATION:

      Portfolio securities transactions are recorded at market value. Securities listed on an exchange are valued at the last reported sales price, or in the case of securities listed on NASDAQ, at the NASDAQ official closing price. Listed securities for which no sale was made on that day, are valued at the mean between the last reported bid and asked prices. Any securities with no readily determinable market value are valued using procedures established in good faith by the Board of Directors.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

      Changes in holdings of portfolio securities are reflected in the calculation of the Fund's net asset value no later than on the first business day following the trade date.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.
             --------------------------

By (Signature and Title)* /s/ Carla Homer
                          ---------------
                              Carla Homer, Treasurer
Date March 29, 2006
     --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward L. Jaroski
                          ---------------------
                              Edward L. Jaroski, President
Date March 29, 2006
     --------------

By (Signature and Title)* /s/ Carla Homer
                          ---------------
                              Carla Homer, Treasurer
Date March 29, 2006
     --------------

* Print the name and title of each signing officer under his or her signature.